Derivatives - Not Designated (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	$ (5)	$ 84	$ (30)
Foreign currency forward/option contracts | Cost of Sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	(14)	5	10
Foreign currency forward contracts
Derivatives not designated as hedging instruments
Decrease from previously presented loss recognized in income due to revision		(112)
Foreign currency forward contracts | Interest expense
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	$ 9	82	$ (40)
Commodity price swap contracts | Cost of Sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income		$ (3)